Finance Costs and Fair Value Movement (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Finance Costs And Fair Value Movement [Abstract]
Schedule of finance costs and fair value movement

	Year Ended June 30, 2022 $’000	Year Ended June 30, 2021 $’000	Year Ended June 30, 2020 $’000
(a) Finance costs
Interest on debt and borrowings (Note 14)	(17,142)	(8,588)	(1,508)
Other finance costs	(994)	(207)	(1)

Total finance costs	(18,136)	(8,795)	(1,509)

(b) Fair value movement
Prepayment fee feature	(6,291)	(5,947)	—
Warrant liability	(3,491)	—	—

Total Fair value movement	(9,782)	(5,947)	—

As disclosed in Note 14, the prepayment fee feature in the borrowings agreement was determined to be an ‘embedded put option’ requiring recognition separate from the borrowing at fair value.